Borrowings	6 Months Ended
Jun. 30, 2025
Borrowings [Abstract]
BORROWINGS
15	BORROWINGS

	Note	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
		RM	RM	Convenience Translation USD
Non-current liabilities
Hire purchase payables		171,382	326,870	77,595
Term loan		1,928,094	17,936,947	4,258,029
		2,099,476	18,263,817	4,335,624

Current liabilities
Bank overdraft		1,465,600	1,489,911	353,688
Hire purchase payables		78,618	176,920	41,998
Term loan		143,944	170,464	40,467
Trade financing		31,252,219	35,215,282	8,359,711
		32,940,381	37,052,577	8,795,864

Total borrowings
Bank overdraft	(a)	1,465,600	1,489,911	353,688
Hire purchase payables	(b)	250,000	503,790	119,593
Term loan	(a)	2,072,038	18,107,411	4,298,496
Trade financing	(a)	31,252,219	35,215,282	8,359,711
		35,039,857	55,316,394	13,131,488

(a) The following table sets out the carrying amount of the borrowings:

	Capacity	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	RM	Convenience Translation USD
Line of Credit
AmBank Islamic Bank – Domestic Recourse Factoring, at Base Financing Rate – 1%	10,000,000	3,692,949	4,000,000	949,555
AmBank Islamic Bank – Invoice Financing, at Base Financing Rate	30,000,000	19,502,322	19,580,418	4,648,170
AmBank Islamic Bank – Accepted Bills, at Islamic Interbank Discounting Rate + 1.50%	10,200,000	436,269	99,926	23,721
CIMB Islamic Bank – Invoice Financing, at Cost of Funds + 1.5%	14,500,000	6,257,673	6,984,300	1,657,994
CIMB Islamic Bank – Overdraft, at Base Financing Rate +0.5%	500,000	460,338	492,460	116,904
Maybank Islamic Bank – Invoice Financing, at Cost of Funds + 1.5%	5,000,000	1,363,007	2,625,323	623,222
Maybank Islamic Bank – Overdraft, at Base Financing Rate +1.0%	1,000,000	1,005,262	997,451	236,784
Sunway SCF Sdn Bhd. – Invoice Factoring	—	—	1,925,315	457,049
AmBank Islamic Bank – Term Financing, at Base Financing Rate – 1%	1,000,000	862,876	821,333	194,976
AmBank Islamic Bank – Term Financing, at Base Financing Rate – 1.75%	9,700,000	1,209,161	1,195,506	283,800
AmBank Islamic Bank – Term Financing, at Base Financing Rate – 0.75%	21,500,000	—	16,090,572	3,819,720
	103,400,000	34,789,857	54,812,604	13,011,895

The Group entered into banking facilities with AmBank Islamic Bank and is secured by:

i)	Corporate guarantee from the Group;

ii)	Corporate guarantee from Reservoir Link Energy Bhd;

iii)	Fixed deposits pledged by Founder Energy Sdn. Bhd.;

iv)	First legal charge over the escrow account, debt reserve account and sinking fund account; and

v)	Insurance policy for the Directors of the Group.

The Group entered into a banking facility with Maybank Islamic Bank and is secured by:

i)	Corporate guarantee from the Group; and

ii)	Fixed deposits pledged by Founder Energy Sdn. Bhd..

The Group entered into a banking facility with CIMB Islamic Bank and is secured by:

i)	Corporate guarantee from the Group;

ii)	Fixed deposits pledged by Founder Energy Sdn. Bhd.; and

iii)	Sinking fund account.

(b) Hire purchase payable

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
Minimum hire purchase payment
Not later than one (1) year	90,612	197,712	46,934
Later than one (1) year and not later than five (5) years	181,213	341,173	80,990
	271,825	538,885	127,924
Less: Future interest charges	(21,825	(35,095)	(8,331)
Present value of hire purchase payment	250,000	503,790	119,593

Repayable as follows:
Non-current liabilities	171,382	326,870	77,595
Current liabilities	78,618	176,920	41,998
	250,000	503,790	119,593

The hire purchase payables of the Group bears interest of 3.19% per annum and are secured by the Group’s motor vehicle under hire purchase arrangements.

(c) The following table sets out the remaining maturities of the borrowings based on contractual undiscounted repayment obligations:

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
Maturities
Within 1 year	32,940,381	37,052,578	8,795,864
1 - 5 years	930,524	6,457,619	1,532,966
More than 5 years	1,168,952	11,806,197	2,802,658
Total	35,039,857	55,316,394	13,131,488

The interest rate profile of the Group’s interest-bearing financial instruments based on their carrying amount as at the end of the reporting period are as follows based on their carrying amount as at the end of the reporting period are as follows:

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
Fixed rate instrument
Hire purchase payables	250,000	503,790	119,593
Floating rate instrument
Bank borrowings	34,789,857	54,812,604	13,011,895
Total	35,039,857	55,316,394	13,131,488

Sensitivity analysis for variable rate instruments

Sensitivity analysis of interest rate for the floating rate instruments at the end of each reporting period, assuming all other variables remain constant, is as follows:

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
Effects of 50 basis point changes	RM	RM	Convenience Translation USD
Floating rate instrument
Bank borrowings	132,201	208,288	49,445

Sensitivity analysis for fixed rate instruments at the end of each reporting period is not presented as fixed rate instruments are not affected by changes in interest rates.